Issued Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Issued Capital and Reserves
Schedule of number of shares issued and outstanding

Common shares issued and outstanding at December 31, 2021	187,120,728
Share option exercises between Jan and March 2022	78,732
Treasury shares	(78,732)
Common shares issued and outstanding at March 31, 2022	187,120,728
At-the-market offering program issuances	340,015
Share issuances for exercises between Apr to June 2022	6,211
Share option exercises between Apr and June 2022	39,418
Treasury shares	(39,418)
Common shares issued and outstanding at June 30, 2022	187,466,954